PGIM S&P 500 Buffer 20 ETF - May Fees and Expenses - PGIM S&P 500 Buffer 20 ETF - May	Oct. 01, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses (which are not reflected in the table and example below), including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	none